Derivative financial instruments - Reconciliations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Derivative financial instruments
Liabilities at beginning of period	$ (128,349)
Liabilities at end of period	(238,871)
Assets at beginning of period	411,895
Assets at end of period	562,474
Derivative Liability | Level 3
Derivative financial instruments
Initial recognition on issuance of the Notes	(48,968)
Fair value gain (loss) recognised in profit or loss	21,593
Liabilities at end of period	(27,375)
Capped call options | Level 3
Derivative financial instruments
Initial recognition on purchase of options	14,438
Fair value gain (loss) recognised in profit or loss	(10,086)
Assets at end of period	$ 4,352